Accumulated Other Comprehensive Income (Loss) Before and After Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ (65)	$ 557	$ (333)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, before Tax	155	181	180
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, before Tax			10
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Tax, Portion Attributable to Parent	(220)	376	(523)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	26	(142)	174
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	(56)	(14)	(2)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, Tax			(2)
Other Comprehensive Income (Loss), Available-for-sale Securities, Tax, Portion Attributable to Parent	82	(128)	178
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Net of Tax	(39)	415	(159)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	99	167	178
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Discontinued Operations, Net of Tax			8
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Portion Attributable to Parent	(138)	248	(345)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	(39)	(27)	(104)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	42	23	337
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent	(81)	(50)	(441)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	13	10	24
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	(20)	(3)	92
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Parent	33	13	(68)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(26)	(17)	(80)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	22	20	429
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(48)	(37)	(509)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax [Abstract]
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period, Before Tax	29	13	59
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, before Tax	(4)		(250)
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, before Tax	33		309
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	2	2	(1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax			(7)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax, Portion Attributable to Parent			6
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect [Abstract]
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period, Tax	(11)	(5)	(22)
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, Tax	1		81
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, Tax	(12)		(103)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	(1)	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax			3
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax, Portion Attributable to Parent			(3)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax [Abstract]
Other Comprehensive Income Unrealized Gain Loss On Net Investment Hedges Arising During the Period Net of Tax	18	8	37
Other Comprehensive Income (Loss), Reclassification Adjustment for Net Investment Hedges Included in Net Income, Discontinued Operation, Net of Tax	(3)	0	(169)
Other Comprehensive Income (Loss), Net Investment Hedges Attributable to Parent, Net of Tax	21	8	206
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	1	2	(1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0	0	(4)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	1	2	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax	0	(24)	26
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	1	(7)	(2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans Included in Net Income, Discontinued Operations, before Tax			(49)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Portion Attributable to Parent	(1)	(17)	77
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Tax	0	9	(8)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Tax	0	3	0
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans Included in Net Income, Discontinued Operations, Tax			11
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	0	6	(19)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	0	(15)	18
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net (Gain) Loss, Net of Tax	1	(4)	(2)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans Included in Net Income, Discontinued Operations, Net of Tax			(38)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Portion Attributable to Parent	(1)	(11)	58
Other Comprehensive Income (Loss), before Tax, Portion Attributable to Parent	(267)	324	(572)
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	102	(114)	(15)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	$ (165)	$ 210	$ (587)